Unaudited Condensed Consolidated Statements Of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 890,936	$ 233,847	$ 1,483,692	$ 573,479	$ 3,018,332	$ 2,480,244
Non-redemption agreement expense	372,710	0	372,710	0
Franchise tax expenses	50,000	64,906	100,000	114,271	226,156	200,050
Loss from operations	(1,313,646)	(298,753)	(1,956,402)	(687,750)	(3,244,488)	(2,680,294)
Other income (expense)
Change in fair value of derivative warrant liabilities	188,500	2,827,500	(377,000)	9,875,500	10,252,500	14,284,500
Gain on marketable securities (net), dividends and interest, held in Trust Account	484,180	330,405	1,020,303	344,005	3,195,723	23,003
Other Income (expense)	3,734	0	4,776	0
Income (loss) before taxes	(637,232)	2,859,152	(1,308,323)	9,531,755	10,203,735	11,627,209
Income tax expense	96,836	11,064	232,950	11,064	765,554
Net income (loss)	$ (734,068)	$ 2,848,088	$ (1,541,273)	$ 9,520,691	$ 9,438,181	$ 11,627,209
Class A Common Stock [Member]
Other income (expense)
Weighted average shares outstanding, Basic	4,999,980	22,066,250	5,038,166	22,066,250	22,901,791	23,000,000
Weighted average shares outstanding, Diluted					22,901,791	23,000,000
Net income (loss) per share, Basic	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33	$ 0.33	$ 0.4
Net income (loss) per share, Diluted	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33	$ 0.33	$ 0.4
Class B Common Stock [Member]
Other income (expense)
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, Diluted					5,750,000	5,750,000
Net income (loss) per share, Basic	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33	$ 0.33	$ 0.4
Net income (loss) per share, Diluted	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33	$ 0.33	$ 0.4
Common Class A Subject To Possible Redemption [Member]
Other income (expense)
Weighted average shares outstanding, Basic	4,999,980	23,000,000	5,038,166	23,000,000
Weighted average shares outstanding, Diluted	4,999,980	23,000,000	5,038,166	23,000,000
Net income (loss) per share, Basic	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33
Net income (loss) per share, Diluted	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33
Common Class B Non Redeemable [Member]
Other income (expense)
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,750,000	5,750,000
Net income (loss) per share, Basic	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33
Net income (loss) per share, Diluted	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33